CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities:
Net loss	$ (46,237)	$ (11,206)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	40,378	40,984
Amortization of deferred financing costs	2,519	3,591
Amortization of terminated swap payment	422	0
Amortization of mortgage premiums and discounts, net	29	(103)
Amortization (accretion) amortization of market lease and other intangibles, net	(120)	(35)
Bad debt expense	1,384	3,613
Equity-based compensation	676	645
Gain on sale of real estate investments, net	(2,306)	(6,078)
(Gain) loss on non-designated derivatives	(24)	48
Impairment charges	31,831	19
Changes in assets and liabilities:
Straight-line rent receivable	(1,742)	(1,937)
Prepaid expenses and other assets	3,810	(5,699)
Accounts payable, accrued expenses and other liabilities	1,663	1,829
Deferred rent	(1,037)	(539)
Net cash provided by operating activities	31,246	25,132
Cash flows from investing activities:
Property acquisitions and development costs	(90,985)	(44,371)
Capital expenditures	(13,767)	(6,167)
Leasing commission	(996)
Proceeds from sales of real estate investments	8,294	45,624
Net cash used in investing activities	(97,454)	(4,914)
Cash flows from financing activities:
Payments on credit facilities	0	(243,300)
Proceeds from credit facilities	95,000	120,618
Proceeds from term loan	0	150,000
Payments on mortgage notes payable	(477)	(25,432)
Payments for derivative instruments	(34)	0
Payments of deferred financing costs	(1,160)	(9,697)
Preferred stock issuance costs	(366)	0
Common stock repurchases	(10,539)	(13,286)
Distributions paid on common stock	(26,954)	(25,129)
Dividends paid on preferred stock	(915)	0
Distributions to non-controlling interest holders	(173)	(173)
Net cash, provided by (used in) financing activities	54,382	(46,399)
Net change in cash, cash equivalents and restricted cash	(11,826)	(26,181)
Cash, cash equivalents and restricted cash, beginning of period	111,599	91,358
Cash, cash equivalents and restricted cash, end of period	99,773	65,177
Cash, cash equivalents and restricted cash, end of period	99,773	65,177
Supplemental disclosures of cash flow information:
Cash paid for interest	22,701	23,115
Cash paid for income taxes	315	447
Non-cash investing and financing activities:
Common stock issued through distribution reinvestment plan	12,589	13,951
Mortgage assumed in acquisition	$ 13,883	$ 0